                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                   SERIES VA

                     (OFFERED ON AND AFTER OCTOBER 7, 2011)

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


SAI-0414USAVA2
                                       1

TABLE OF CONTENTS                          PAGE


COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the
     Withdrawal Charge..................     5
CALCULATION OF PERFORMANCE INFORMATION       5
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions
     on Transactions....................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    44

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $  456,083,088           $0
2012             $  689,121,186           $0
2011             $1,101,222,893           $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $58,087,068. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $1,696 to $77,741,364.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
H. D. Vest Investment Services, Inc.
ING Financial Partners, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
Multi Financial Securities Corporation
National Planning Corporation
NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sammons Securities Company, LLC
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America
ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, GMIB or GWB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.




ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.426973         9.729483        2,452,142.2173
  01/01/2012    to  12/31/2012        9.729483        10.550465        4,143,140.6040
  01/01/2013    to  12/31/2013       10.550465        11.551854        4,696,321.6097
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.118812         9.510068        7,848,678.9738
  01/01/2012    to  12/31/2012        9.510068        10.635126        7,869,259.0006
  01/01/2013    to  12/31/2013       10.635126        12.418392        7,610,814.1950
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.359693         8.804928        4,765,404.4829
  01/01/2012    to  12/31/2012        8.804928        10.074643        4,712,993.3911
  01/01/2013    to  12/31/2013       10.074643        12.416587        4,728,836.3127
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.139451         8.627058        1,691,565.0984
  01/01/2012    to  12/31/2012        8.627058         9.977656        1,423,737.5622
  01/01/2013    to  12/31/2013        9.977656        12.756792        1,694,245.0337
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.633801         9.976909        5,160,993.1005
  01/01/2012    to  12/31/2012        9.976909        10.892841        5,029,709.1826
  01/01/2013    to  12/31/2013       10.892841        12.181525        4,680,572.8982
============   ==== ==========       =========        =========        ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.197686        10.597807        2,676,047.6104
  01/01/2012    to  12/31/2012       10.597807        11.541250        4,877,247.5486
  01/01/2013    to  12/31/2013       11.541250        10.983847        4,931,878.5941
============   ==== ==========       =========        =========        ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.268022         9.562084        5,031,920.3112
  01/01/2012    to  12/31/2012        9.562084        10.279944        8,608,247.4439
  01/01/2013    to  12/31/2013       10.279944        11.170834        9,566,370.7772
============   ==== ==========       =========        =========        ==============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       19.484877        20.637627          266,936.7725
   01/01/2012                             to  12/31/2012       20.637627        23.691878          425,421.9648
   01/01/2013                             to  12/31/2013       23.691878        25.517482          550,674.6322
=============                            ==== ==========      ==========       ==========       ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.353233        13.176814          397,161.2049
   01/01/2012                             to  12/31/2012       13.176814        16.353057          396,461.5184
   01/01/2013                             to  12/31/2013       16.353057        16.680772          475,407.9900
=============                            ==== ==========      ==========       ==========       ===============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.030838         7.626325        2,140,375.6815
   01/01/2012                             to  12/31/2012        7.626325         8.902546        1,982,488.0006
   01/01/2013                             to  12/31/2013        8.902546        12.769341        1,906,017.3686
=============                            ==== ==========      ==========       ==========       ===============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011      132.752579       137.602439            8,742.5243
   01/01/2012                             to  12/31/2012      137.602439       166.062051           12,342.6378
   01/01/2013                             to  12/31/2013      166.062051       210.680814           16,504.3448
=============                            ==== ==========      ==========       ==========       ===============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.039546        14.234488          384,796.8779
   01/01/2012                             to  12/31/2012       14.234488        16.561905          331,719.5053
   01/01/2013                             to  12/31/2013       16.561905        21.642446          348,674.3134
=============                            ==== ==========      ==========       ==========       ===============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.695165        16.723543          992,602.0566
   01/01/2012                             to  12/31/2012       16.723543        21.292247          951,824.8678
   01/01/2013                             to  12/31/2013       21.292247        27.370640        1,076,194.8016
=============                            ==== ==========      ==========       ==========       ===============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010696         1.047269       11,179,133.2077
   01/01/2013                             to  12/31/2013        1.047269         1.050877       15,942,058.8987
=============                            ==== ==========      ==========       ==========       ===============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        9.159174         9.942277        3,869,390.2064
   01/01/2012                             to  12/31/2012        9.942277        11.607402        3,894,963.3888
   01/01/2013                             to  12/31/2013       11.607402        15.481667        4,014,908.3476
=============                            ==== ==========      ==========       ==========       ===============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       21.552359        23.991042          123,548.8744
   01/01/2012                             to  12/31/2012       23.991042        27.105328           98,523.2956
   01/01/2013                             to  12/31/2013       27.105328        34.793920           98,606.7854
=============                            ==== ==========       =========        =========       ===============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.140287        15.379785        1,022,953.0961
   01/01/2012                             to  12/31/2012       15.379785        17.911571        1,116,176.2466
   01/01/2013                             to  12/31/2013       17.911571        24.734051        1,132,081.2091
=============                            ==== ==========       =========        =========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.176886        10.624777          638,353.9626
=============                            ==== ==========       =========        =========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011       10.623701        10.763731          650,574.6668
   01/01/2012                             to  12/31/2012       10.763731        11.123879          626,913.3565
   01/01/2013                             to  04/26/2013       11.123879        11.095140                0.0000
=============                            ==== ==========       =========        =========       ===============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.012751         1.049314        5,979,899.4609
   01/01/2013                             to  12/31/2013        1.049314         1.147262       12,285,465.7740
=============                            ==== ==========       =========        =========       ===============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.940336        12.599813          417,320.8888
   01/01/2012                             to  12/31/2012       12.599813        14.512719          384,412.7379
   01/01/2013                             to  12/31/2013       14.512719        16.745433          377,474.5358
=============                            ==== ==========       =========        =========       ===============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       22.618757        23.939057          465,234.4326
   01/01/2012                             to  12/31/2012       23.939057        26.633903          451,706.7473
   01/01/2013                             to  12/31/2013       26.633903        28.330869          420,610.1704
=============                            ==== ==========       =========        =========       ===============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.991233        10.266097           94,478.1244
   01/01/2012                             to  12/31/2012       10.266097        10.853788          139,113.1928
   01/01/2013                             to  12/31/2013       10.853788        11.102365          193,833.3681
=============                            ==== ==========       =========        =========       ===============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.714680         9.760397           31,575.8370
   01/01/2012                             to  12/31/2012        9.760397        10.037167          139,513.3781
   01/01/2013                             to  12/31/2013       10.037167        10.002501          223,748.8814
=============                            ==== ==========       =========        =========       ===============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.917646        11.959925          117,515.7498
  01/01/2012    to  12/31/2012       11.959925        13.464188          118,897.8323
  01/01/2013    to  12/31/2013       13.464188        13.401332          105,992.1039
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.188557         9.377131        5,413,659.1121
  01/01/2012    to  12/31/2012        9.377131        10.447619        9,741,869.1952
  01/01/2013    to  12/31/2013       10.447619        11.770200       11,539,883.2003
============   ==== ==========       =========        =========       ===============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987594         1.013542          147,465.6358
  01/01/2013    to  12/31/2013        1.013542         1.127695        2,767,886.7539
============   ==== ==========       =========        =========       ===============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.732283        10.023099        2,738,699.0357
  01/01/2012    to  12/31/2012       10.023099        11.738767        3,276,569.2968
  01/01/2013    to  12/31/2013       11.738767        10.987975        3,911,801.6936
============   ==== ==========       =========        =========       ===============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.479704        12.663042        1,432,480.6677
  01/01/2012    to  12/31/2012       12.663042        14.557637        1,455,475.4558
  01/01/2013    to  12/31/2013       14.557637        17.102618        1,409,196.6028
============   ==== ==========       =========        =========       ===============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.690104        14.968220        1,670,858.7386
  01/01/2012    to  12/31/2012       14.968220        16.090627        1,683,055.4807
  01/01/2013    to  12/31/2013       16.090627        14.380845        1,522,064.6068
============   ==== ==========       =========        =========       ===============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.163043        16.521798        3,497,551.3544
  01/01/2012    to  12/31/2012       16.521798        17.783373        3,543,211.0029
  01/01/2013    to  12/31/2013       17.783373        17.183060        3,301,338.7560
============   ==== ==========       =========        =========       ===============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.061549        17.301901           35,569.8282
  01/01/2012    to  12/31/2012       17.301901        18.811597           25,482.1602
  01/01/2013    to  12/31/2013       18.811597        24.593916          115,487.0413
============   ==== ==========       =========        =========       ===============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       12.316754        12.622049          151,918.7390
  01/01/2012    to  12/31/2012       12.622049        13.857398          185,697.7354
  01/01/2013    to  12/31/2013       13.857398        13.843687          190,254.1599
============   ==== ==========       =========        =========       ===============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.609175        10.748210        939,119.6411
   01/01/2012                             to  12/31/2012       10.748210        10.920777      1,926,522.8965
   01/01/2013                             to  12/31/2013       10.920777        10.271969      1,740,910.0574
=============                            ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.215816        10.745663         42,784.4198
=============                            ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010729         1.067415      3,415,814.9261
   01/01/2013                             to  12/31/2013        1.067415         1.157842      6,080,219.0090
=============                            ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.943893        11.570323      3,393,241.9882
   01/01/2012                             to  12/31/2012       11.570323        12.861209      3,572,476.2807
   01/01/2013                             to  12/31/2013       12.861209        14.308123      3,469,083.5182
=============                            ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.167441        10.800482      1,051,101.0110
   01/01/2012                             to  12/31/2012       10.800482        12.238157      1,185,045.7070
   01/01/2013                             to  12/31/2013       12.238157        14.234775      1,172,791.3656
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       41.717776        46.004846        363,012.0915
   01/01/2012                             to  12/31/2012       46.004846        53.463670        328,338.3094
   01/01/2013                             to  12/31/2013       53.463670        70.456816        301,263.1875
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.390520        10.077199      1,457,156.4083
   01/01/2012                             to  12/31/2012       10.077199        11.284630      1,326,286.8833
   01/01/2013                             to  12/31/2013       11.284630        15.183024      1,251,965.6171
=============                            ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.826879        15.792798        916,113.9580
   01/01/2012                             to  12/31/2012       15.792798        18.354655        769,354.2937
   01/01/2013                             to  12/31/2013       18.354655        23.948419        692,956.4398
=============                            ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       12.723832        13.953689        598,006.4459
=============                            ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.279858         7.555737        880,722.6892
   01/01/2012                             to  12/31/2012        7.555737         8.740852        842,983.1870
   01/01/2013                             to  04/26/2013        8.740852         9.062608              0.0000
=============                            ==== ==========       =========        =========      ==============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       16.025447        16.213088        182,174.6407
   01/01/2012                             to  12/31/2012       16.213088        16.542675        207,424.4744
   01/01/2013                             to  12/31/2013       16.542675        15.877502        253,644.6950
=============                            ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.378453        10.342686      1,296,819.8048
   01/01/2012                             to  12/31/2012       10.342686        10.187859        975,287.3787
   01/01/2013                             to  12/31/2013       10.187859        10.036175      1,222,437.7857
=============                            ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       11.013985        12.049965      1,788,118.0130
   01/01/2012                             to  12/31/2012       12.049965        13.377280      1,693,989.2407
   01/01/2013                             to  12/31/2013       13.377280        17.596592      1,529,178.4311
=============                            ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.886776        17.734578        176,200.7611
=============                            ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.722460        13.129568        259,815.5024
   01/01/2012                             to  12/31/2012       13.129568        13.711608        218,963.2902
   01/01/2013                             to  04/26/2013       13.711608        14.790750              0.0000
=============                            ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.593821        12.065387        919,636.0423
   01/01/2012                             to  12/31/2012       12.065387        13.733793      1,922,764.7277
   01/01/2013                             to  12/31/2013       13.733793        18.498998      1,760,857.6136
=============                            ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.080899         7.481251        180,010.2315
   01/01/2012                             to  12/31/2012        7.481251         8.303209        127,624.1853
   01/01/2013                             to  04/26/2013        8.303209         8.920338              0.0000
=============                            ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.124678        14.441321        695,059.6423
   01/01/2012                             to  12/31/2012       14.441321        15.872717        685,842.3308
   01/01/2013                             to  12/31/2013       15.872717        21.345210        588,496.8510
=============                            ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.180190        14.195811         69,113.7160
   01/01/2012                             to  12/31/2012       14.195811        16.487030         61,002.9790
   01/01/2013                             to  12/31/2013       16.487030        20.724638         56,777.1355
=============                            ==== ==========       =========        =========      ==============

                                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.874969        16.344455       76,896.2280
   01/01/2012                             to  12/31/2012       16.344455        18.879777       77,606.2906
   01/01/2013                             to  12/31/2013       18.879777        24.690411       80,902.0922
=============                            ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.885462        11.853637      841,634.7216
   01/01/2012                             to  12/31/2012       11.853637        13.477764      848,155.9945
   01/01/2013                             to  12/31/2013       13.477764        17.485837      778,522.6656
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.619904        21.741561      376,839.8340
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.014066         8.694938      503,583.5196
   01/01/2012                             to  12/31/2012        8.694938         9.756735      516,091.6081
   01/01/2013                             to  04/26/2013        9.756735        10.684230            0.0000
=============                            ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       10.629271        10.742849       96,629.2895
   01/01/2012                             to  12/31/2012       10.742849        12.480517       91,676.0474
   01/01/2013                             to  12/31/2013       12.480517        14.930364      119,567.9829
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       16.341845        20.393533      242,456.7848
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       13.222318        14.436229      309,824.2060
   01/01/2012                             to  12/31/2012       14.436229        14.971828      277,635.0208
   01/01/2013                             to  04/26/2013       14.971828        16.228423            0.0000
=============                            ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.498417        16.360040       88,231.4898
   01/01/2012                             to  12/31/2012       16.360040        18.684873       98,407.3014
   01/01/2013                             to  12/31/2013       18.684873        25.423644      125,185.5899
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       42.323640        53.405117      105,056.8554
=============                            ==== ==========       =========        =========      ============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.060490         6.096585          706,668.3394
   01/01/2012                             to  12/31/2012        6.096585         6.733097          640,599.7806
   01/01/2013                             to  04/26/2013        6.733097         7.038704                0.0000
=============                            ==== ==========       =========        =========       ===============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.763354        15.410303          119,203.2980
   01/01/2012                             to  12/31/2012       15.410303        15.571040          131,029.8800
   01/01/2013                             to  12/31/2013       15.571040        16.988928          120,011.1225
=============                            ==== ==========       =========        =========       ===============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       17.631665        17.731455        1,981,975.4953
   01/01/2012                             to  12/31/2012       17.731455        17.998404        2,258,609.0782
   01/01/2013                             to  12/31/2013       17.998404        17.569928        2,437,176.0147
=============                            ==== ==========       =========        =========       ===============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.096797        10.705026        2,695,716.4640
   01/01/2012                             to  12/31/2012       10.705026        12.310273        2,384,867.8748
   01/01/2013                             to  12/31/2013       12.310273        15.705375        2,113,520.3964
=============                            ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.982691        11.481813       21,668,906.2686
   01/01/2012                             to  12/31/2012       11.481813        12.885624       21,062,851.1846
   01/01/2013                             to  12/31/2013       12.885624        15.158788       20,249,981.2782
=============                            ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.648065        12.044499        4,367,250.3225
   01/01/2012                             to  12/31/2012       12.044499        13.158840        4,323,830.8705
   01/01/2013                             to  12/31/2013       13.158840        14.139905        3,734,749.7108
=============                            ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.542396        11.120139       16,443,185.0257
   01/01/2012                             to  12/31/2012       11.120139        12.675696       15,286,483.1960
   01/01/2013                             to  12/31/2013       12.675696        15.722958       15,451,827.7814
=============                            ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.750917         9.338777        1,479,393.2897
   01/01/2012                             to  12/31/2012        9.338777        10.682288        1,430,316.9955
   01/01/2013                             to  04/26/2013       10.682288        11.496400                0.0000
=============                            ==== ==========       =========        =========       ===============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.434715        11.883856        9,594,037.3558
  01/01/2012    to  12/31/2012       11.883856        13.156910        9,398,381.7862
  01/01/2013    to  12/31/2013       13.156910        14.804837        8,877,128.5651
============   ==== ==========       =========        =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.424881         9.726205           43,132.4995
  01/01/2012    to  12/31/2012        9.726205        10.541615          421,720.6020
  01/01/2013    to  12/31/2013       10.541615        11.536399          790,457.9118
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.103077         9.492567       18,939,432.7941
  01/01/2012    to  12/31/2012        9.492567        10.610225       17,713,965.1303
  01/01/2013    to  12/31/2013       10.610225        12.383129       16,998,445.1583
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.345264         8.788721       20,055,252.4567
  01/01/2012    to  12/31/2012        8.788721        10.051050       18,537,361.0796
  01/01/2013    to  12/31/2013       10.051050        12.381326       19,659,276.1916
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.125400         8.611175        4,553,063.5638
  01/01/2012    to  12/31/2012        8.611175         9.954287        4,025,776.0416
  01/01/2013    to  12/31/2013        9.954287        12.720561        3,563,939.7000
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.617181         9.958552       11,878,393.4079
  01/01/2012    to  12/31/2012        9.958552        10.867339       11,133,095.2560
  01/01/2013    to  12/31/2013       10.867339        12.146937       10,342,476.2445
============   ==== ==========       =========        =========       ===============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.195285        10.594095           60,966.4460
  01/01/2012    to  12/31/2012       10.594095        11.531416        3,328,913.1021
  01/01/2013    to  12/31/2013       11.531416        10.969004        1,535,199.5514
============   ==== ==========       =========        =========       ===============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.265965         9.558862          104,230.5270
  01/01/2012    to  12/31/2012        9.558862        10.271320        1,158,782.9248
  01/01/2013    to  12/31/2013       10.271320        11.155889        1,640,040.8512
============   ==== ==========       =========        =========       ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       19.338314        20.480040          702,311.3140
  01/01/2012    to  12/31/2012       20.480040        23.499166          758,346.7841
  01/01/2013    to  12/31/2013       23.499166        25.297280          683,268.3950
============   ==== ==========       =========        =========       ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.307360        13.126372        1,145,657.2316
  01/01/2012    to  12/31/2012       13.126372        16.282280        1,087,599.1684
  01/01/2013    to  12/31/2013       16.282280        16.600277        1,014,883.6966
============   ==== ==========       =========        =========       ===============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.979046         7.569276        3,858,357.0388
   01/01/2012                             to  12/31/2012        7.569276         8.831514        3,333,755.7940
   01/01/2013                             to  12/31/2013        8.831514        12.661135        3,654,077.3923
=============                            ==== ==========      ==========       ==========       ===============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011      130.805580       135.568725           22,918.9362
   01/01/2012                             to  12/31/2012      135.568725       163.525609           32,525.7191
   01/01/2013                             to  12/31/2013      163.525609       207.359268           30,528.8053
=============                            ==== ==========      ==========       ==========       ===============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.991127        14.180003        1,281,158.7945
   01/01/2012                             to  12/31/2012       14.180003        16.490228        1,108,682.7688
   01/01/2013                             to  12/31/2013       16.490228        21.538023        1,009,420.6461
=============                            ==== ==========      ==========       ==========       ===============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.586010        16.612290        3,004,396.6055
   01/01/2012                             to  12/31/2012       16.612290        21.139984        2,735,778.9557
   01/01/2013                             to  12/31/2013       21.139984        27.161345        2,609,047.0505
=============                            ==== ==========      ==========       ==========       ===============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010688         1.046910       14,563,857.1072
   01/01/2013                             to  12/31/2013        1.046910         1.049991       12,053,899.7181
=============                            ==== ==========      ==========       ==========       ===============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        9.125261         9.903871        1,319,908.6210
   01/01/2012                             to  12/31/2012        9.903871        11.548197        1,284,047.1101
   01/01/2013                             to  12/31/2013       11.548197        15.394522        1,442,374.7087
=============                            ==== ==========      ==========       ==========       ===============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       21.709916        24.163650          329,157.3568
   01/01/2012                             to  12/31/2012       24.163650        27.286633          310,804.6495
   01/01/2013                             to  12/31/2013       27.286633        35.009166          276,602.4244
=============                            ==== ==========      ==========       ==========       ===============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.047807        15.277443        1,731,900.1818
   01/01/2012                             to  12/31/2012       15.277443        17.783449        1,439,926.2948
   01/01/2013                             to  12/31/2013       17.783449        24.544872        1,455,111.8044
=============                            ==== ==========      ==========       ==========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.148910        10.594613        1,752,647.4817
=============                            ==== ==========      ==========       ==========       ===============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND
 SUB-ACCOUNT (CLASS C))
  10/07/2011    to  12/31/2011       10.605380        10.743934        1,863,328.0024
  01/01/2012    to  12/31/2012       10.743934        11.097843        1,851,315.3487
  01/01/2013    to  04/26/2013       11.097843        11.069111                0.0000
============   ==== ==========       =========        =========        ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012743         1.048954        3,250,068.2606
  01/01/2013    to  12/31/2013        1.048954         1.146295        6,735,981.2314
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.907873        12.564113        1,772,721.0512
  01/01/2012    to  12/31/2012       12.564113        14.464335        1,475,633.6968
  01/01/2013    to  12/31/2013       14.464335        16.681271        1,258,781.8123
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       22.452306        23.760160        1,574,102.8227
  01/01/2012    to  12/31/2012       23.760160        26.421594        1,427,049.9618
  01/01/2013    to  12/31/2013       26.421594        28.090996        1,269,998.6828
============   ==== ==========       =========        =========        ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.984027        10.257514          302,943.7364
  01/01/2012    to  12/31/2012       10.257514        10.839267          293,130.8489
  01/01/2013    to  12/31/2013       10.839267        11.081973          655,128.6678
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.712511         9.757096          167,276.9743
  01/01/2012    to  12/31/2012        9.757096        10.028733          240,896.1473
  01/01/2013    to  12/31/2013       10.028733         9.989104          927,281.8908
============   ==== ==========       =========        =========        ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.903139        11.943992          176,097.5304
  01/01/2012    to  12/31/2012       11.943992        13.439500          214,212.1441
  01/01/2013    to  12/31/2013       13.439500        13.370076          149,349.9207
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.186517         9.373972          100,833.3240
  01/01/2012    to  12/31/2012        9.373972        10.438856        1,267,656.4457
  01/01/2013    to  12/31/2013       10.438856        11.754454        3,073,295.8243
============   ==== ==========       =========        =========        ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987580         1.013460                0.0000
  01/01/2013    to  12/31/2013        1.013460         1.127041        1,375,482.1319
============   ==== ==========       =========        =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.705809         9.994683        2,917,769.9222
  01/01/2012    to  12/31/2012        9.994683        11.699610        2,690,866.0527
  01/01/2013    to  12/31/2013       11.699610        10.945850        2,359,606.7075
============   ==== ==========       =========        =========       ===============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.387811        12.568352        2,843,165.1151
  01/01/2012    to  12/31/2012       12.568352        14.441527        2,543,075.4930
  01/01/2013    to  12/31/2013       14.441527        16.957737        2,108,922.8920
============   ==== ==========       =========        =========       ===============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.628259        14.903492        6,176,847.3321
  01/01/2012    to  12/31/2012       14.903492        16.013001        6,108,543.0596
  01/01/2013    to  12/31/2013       16.013001        14.304314        4,834,341.0934
============   ==== ==========       =========        =========       ===============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.044064        16.398294       10,269,267.4651
  01/01/2012    to  12/31/2012       16.398294        17.641576        9,954,396.3965
  01/01/2013    to  12/31/2013       17.641576        17.037533        8,015,008.4054
============   ==== ==========       =========        =========       ===============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.920270        17.147741          159,919.7532
  01/01/2012    to  12/31/2012       17.147741        18.634623           85,683.1579
  01/01/2013    to  12/31/2013       18.634623        24.350383          142,380.3667
============   ==== ==========       =========        =========       ===============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       24.234129        24.831966          237,227.6191
  01/01/2012    to  12/31/2012       24.831966        27.248639          229,211.6431
  01/01/2013    to  12/31/2013       27.248639        27.208078          242,988.8406
============   ==== ==========       =========        =========       ===============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.606823        10.744592           43,205.3475
  01/01/2012    to  12/31/2012       10.744592        10.911620          599,536.6604
  01/01/2013    to  12/31/2013       10.911620        10.258227          429,590.6186
============   ==== ==========       =========        =========       ===============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215677        10.741899          136,388.8548
============   ==== ==========       =========        =========       ===============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010721         1.067048        3,495,178.6593
  01/01/2013    to  12/31/2013        1.067048         1.156866        7,358,765.0771
============   ==== ==========       =========        =========       ===============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.911006        11.534227        5,511,403.1094
  01/01/2012    to  12/31/2012       11.534227        12.814650        6,685,508.8427
  01/01/2013    to  12/31/2013       12.814650        14.249205        6,407,672.8808
============   ==== ==========       =========        =========       ===============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.136883        10.766783        3,728,011.0258
   01/01/2012                             to  12/31/2012       10.766783        12.193848        2,924,603.7015
   01/01/2013                             to  12/31/2013       12.193848        14.176154        3,081,021.8228
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       41.410550        45.660800        1,178,103.2189
   01/01/2012                             to  12/31/2012       45.660800        53.037202        1,045,334.8104
   01/01/2013                             to  12/31/2013       53.037202        69.859904          970,225.3755
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.321329        10.001799        4,776,287.4764
   01/01/2012                             to  12/31/2012       10.001799        11.194572        4,165,659.3163
   01/01/2013                             to  12/31/2013       11.194572        15.054336        3,832,624.0040
=============                            ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.742278        15.700881        2,277,120.7635
   01/01/2012                             to  12/31/2012       15.700881        18.238666        2,013,346.6867
   01/01/2013                             to  12/31/2013       18.238666        23.785204        1,738,394.9998
=============                            ==== ==========       =========        =========        ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        9.087292         9.962296        2,433,141.2056
=============                            ==== ==========       =========        =========        ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.267291         7.541827        3,343,041.8793
   01/01/2012                             to  12/31/2012        7.541827         8.720379        3,055,203.7740
   01/01/2013                             to  04/26/2013        8.720379         9.039946                0.0000
=============                            ==== ==========       =========        =========        ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       15.922355        16.106936          330,135.2978
   01/01/2012                             to  12/31/2012       16.106936        16.426112          506,658.8649
   01/01/2013                             to  12/31/2013       16.426112        15.757749          406,689.5693
=============                            ==== ==========       =========        =========        ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.302045        10.265361        7,097,876.9729
   01/01/2012                             to  12/31/2012       10.265361        10.106612        5,871,679.1407
   01/01/2013                             to  12/31/2013       10.106612         9.951164        4,364,001.5137
=============                            ==== ==========       =========        =========        ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       10.932883        11.959860        6,572,545.3989
   01/01/2012                             to  12/31/2012       11.959860        13.270583        5,814,646.9113
   01/01/2013                             to  12/31/2013       13.270583        17.447529        4,915,859.3224
=============                            ==== ==========       =========        =========        ==============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.819915        17.648988        673,428.9365
=============                            ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.675208        13.079300        968,297.8236
   01/01/2012                             to  12/31/2012       13.079300        13.652250        788,014.9668
   01/01/2013                             to  04/26/2013       13.652250        14.724380              0.0000
=============                            ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.527652        11.995148      2,490,262.0157
   01/01/2012                             to  12/31/2012       11.995148        13.646987      4,239,620.0393
   01/01/2013                             to  12/31/2013       13.646987        18.372896      4,110,048.9564
=============                            ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.066970         7.465675      1,091,307.5569
   01/01/2012                             to  12/31/2012        7.465675         8.281762        916,328.9354
   01/01/2013                             to  04/26/2013        8.281762         8.895884              0.0000
=============                            ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.028036        14.333336      2,194,177.4142
   01/01/2012                             to  12/31/2012       14.333336        15.746118      1,943,783.9006
   01/01/2013                             to  12/31/2013       15.746118        21.164392      1,742,307.8178
=============                            ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.159394        14.173361        193,790.9965
   01/01/2012                             to  12/31/2012       14.173361        16.452693        169,001.0248
   01/01/2013                             to  12/31/2013       16.452693        20.671154        171,171.6185
=============                            ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.791462        16.250831        182,796.8117
   01/01/2012                             to  12/31/2012       16.250831        18.762206        186,575.3581
   01/01/2013                             to  12/31/2013       18.762206        24.524407        274,266.5194
=============                            ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.814270        11.774760      2,628,206.8847
   01/01/2012                             to  12/31/2012       11.774760        13.381358      2,554,864.7061
   01/01/2013                             to  12/31/2013       13.381358        17.352095      2,795,529.9011
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.482830        21.574246        790,374.0650
=============                            ==== ==========       =========        =========      ==============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.000234         8.678933        1,002,375.4842
   01/01/2012                             to  12/31/2012        8.678933         9.733885          972,873.2179
   01/01/2013                             to  04/26/2013        9.733885        10.657517                0.0000
=============                            ==== ==========       =========        =========        ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       10.560859        10.672477          438,833.7224
   01/01/2012                             to  12/31/2012       10.672477        12.392538          486,278.2653
   01/01/2013                             to  12/31/2013       12.392538        14.817713          486,483.6324
=============                            ==== ==========       =========        =========        ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       16.222332        20.237582          830,571.2465
=============                            ==== ==========       =========        =========        ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       13.135865        14.340191        1,050,170.0841
   01/01/2012                             to  12/31/2012       14.340191        14.864756          959,474.3514
   01/01/2013                             to  04/26/2013       14.864756        16.109805                0.0000
=============                            ==== ==========       =========        =========        ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.405098        16.252871          259,261.2651
   01/01/2012                             to  12/31/2012       16.252871        18.553158          338,197.5188
   01/01/2013                             to  12/31/2013       18.553158        25.231826          440,150.8316
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        7.017279         8.851615        2,106,412.4376
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.015804         6.050937        2,249,460.6052
   01/01/2012                             to  12/31/2012        6.050937         6.679328        1,964,323.9677
   01/01/2013                             to  04/26/2013        6.679328         6.981386                0.0000
=============                            ==== ==========       =========        =========        ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.741695        15.385924          346,969.4851
   01/01/2012                             to  12/31/2012       15.385924        15.538597          325,257.4792
   01/01/2013                             to  12/31/2013       15.538597        16.945060          257,497.4255
=============                            ==== ==========       =========        =========        ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       17.482939        17.579867          796,484.5447
   01/01/2012                             to  12/31/2012       17.579867        17.835571          784,191.1095
   01/01/2013                             to  12/31/2013       17.835571        17.402272          539,359.5411
=============                            ==== ==========       =========        =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.061875        10.666773        5,909,295.6074
  01/01/2012    to  12/31/2012       10.666773        12.260127        5,511,570.6173
  01/01/2013    to  12/31/2013       12.260127        15.633590        4,878,838.2125
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.944713        11.440794       79,593,449.0869
  01/01/2012    to  12/31/2012       11.440794        12.833143       71,868,605.6881
  01/01/2013    to  12/31/2013       12.833143        15.089511       66,219,671.8790
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.607794        12.001477       25,838,266.4378
  01/01/2012    to  12/31/2012       12.001477        13.105255       24,711,942.8510
  01/01/2013    to  12/31/2013       13.105255        14.075290       19,316,577.1150
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.505935        11.080407       89,850,156.2156
  01/01/2012    to  12/31/2012       11.080407        12.624065       81,172,600.2809
  01/01/2013    to  12/31/2013       12.624065        15.651096       82,971,958.7285
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        8.735816         9.321590        7,650,608.5457
  01/01/2012    to  12/31/2012        9.321590        10.657275        6,899,015.5386
  01/01/2013    to  04/26/2013       10.657275        11.467659                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.395179        11.841405       32,472,315.2704
  01/01/2012    to  12/31/2012       11.841405        13.103329       30,488,708.3202
  01/01/2013    to  12/31/2013       13.103329        14.737182       28,491,573.2551
============   ==== ==========       =========        =========       ===============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.420695         9.719648        2,629.4962
  01/01/2012    to  12/31/2012        9.719648        10.523925       36,480.5695
  01/01/2013    to  12/31/2013       10.523925        11.505530       59,611.7985
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.071666         9.457635      744,192.1050
  01/01/2012    to  12/31/2012        9.457635        10.560561      645,345.0080
  01/01/2013    to  12/31/2013       10.560561        12.312852      704,175.8959
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.316462         8.756372      741,697.2337
  01/01/2012    to  12/31/2012        8.756372        10.003997      666,739.0191
  01/01/2013    to  12/31/2013       10.003997        12.311051      718,445.5364
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.097349         8.579473      331,197.0925
  01/01/2012    to  12/31/2012        8.579473         9.907680      285,607.4500
  01/01/2013    to  12/31/2013        9.907680        12.648353      351,593.2617
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.584003         9.921913      347,660.6985
  01/01/2012    to  12/31/2012        9.921913        10.816479      276,832.6916
  01/01/2013    to  12/31/2013       10.816479        12.078006      237,897.0719
============   ==== ==========       =========        =========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.190483        10.586670       23,725.1279
  01/01/2012    to  12/31/2012       10.586670        11.511758      148,044.3975
  01/01/2013    to  12/31/2013       11.511758        10.939356      172,057.5188
============   ==== ==========       =========        =========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.261848         9.552417       28,981.2627
  01/01/2012    to  12/31/2012        9.552417        10.254082       86,132.7598
  01/01/2013    to  12/31/2013       10.254082        11.126036      156,845.4123
============   ==== ==========       =========        =========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       19.048276        20.168240      415,202.8397
  01/01/2012    to  12/31/2012       20.168240        23.118155      456,815.8134
  01/01/2013    to  12/31/2013       23.118155        24.862243      207,043.2670
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.216088        13.026028      286,553.8295
  01/01/2012    to  12/31/2012       13.026028        16.141583      260,417.7246
  01/01/2013    to  12/31/2013       16.141583        16.440377      230,647.6558
============   ==== ==========       =========        =========      ============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.905733         7.488041        903,657.1993
   01/01/2012                             to  12/31/2012        7.488041         8.727953        878,028.8676
   01/01/2013                             to  12/31/2013        8.727953        12.500172        800,400.7298
=============                            ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011      126.994073       131.588146          1,286.2280
   01/01/2012                             to  12/31/2012      131.588146       158.564774          2,270.2712
   01/01/2013                             to  12/31/2013      158.564774       200.867763          3,134.8062
=============                            ==== ==========      ==========       ==========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.894793        14.071615        307,790.0938
   01/01/2012                             to  12/31/2012       14.071615        16.347741        275,971.8020
   01/01/2013                             to  12/31/2013       16.347741        21.330590        251,282.1436
=============                            ==== ==========      ==========       ==========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.420878        16.443106        865,308.3287
   01/01/2012                             to  12/31/2012       16.443106        20.903672        764,599.8394
   01/01/2013                             to  12/31/2013       20.903672        26.830898        712,651.1594
=============                            ==== ==========      ==========       ==========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010672         1.046190        940,102.9283
   01/01/2013                             to  12/31/2013        1.046190         1.048221      1,241,039.9702
=============                            ==== ==========      ==========       ==========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        9.071039         9.843209      2,237,042.2688
   01/01/2012                             to  12/31/2012        9.843209        11.474433      1,566,110.4428
   01/01/2013                             to  12/31/2013       11.474433        15.281396      1,311,897.2265
=============                            ==== ==========      ==========       ==========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       21.482680        23.905232         42,609.7239
   01/01/2012                             to  12/31/2012       23.905232        26.967694         36,095.3195
   01/01/2013                             to  12/31/2013       26.967694        34.565396         38,653.9325
=============                            ==== ==========      ==========       ==========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.907986        15.121905        759,132.9446
   01/01/2012                             to  12/31/2012       15.121905        17.584715        625,162.9404
   01/01/2013                             to  12/31/2013       17.584715        24.246340        574,134.2207
=============                            ==== ==========      ==========       ==========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.093127        10.534498         68,500.3742
=============                            ==== ==========      ==========       ==========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  10/07/2011    to  12/31/2011       10.568807        10.704420        108,250.0578
  01/01/2012    to  12/31/2012       10.704420        11.045917        142,415.8846
  01/01/2013    to  04/26/2013       11.045917        11.017198              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012726         1.048233        416,097.8705
  01/01/2013    to  12/31/2013        1.048233         1.144363        920,968.5252
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.843186        12.492986        228,832.9319
  01/01/2012    to  12/31/2012       12.492986        14.368003        237,826.3323
  01/01/2013    to  12/31/2013       14.368003        16.553618        192,577.0310
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       22.216614        23.505333        703,675.9571
  01/01/2012    to  12/31/2012       23.505333        26.111964        608,129.8877
  01/01/2013    to  12/31/2013       26.111964        27.734056        714,797.8730
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.969621        10.240357         40,197.8861
  01/01/2012    to  12/31/2012       10.240357        10.810264         48,305.6210
  01/01/2013    to  12/31/2013       10.810264        11.041274        123,416.7389
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.708172         9.750493         63,845.2409
  01/01/2012    to  12/31/2012        9.750493        10.011875         42,530.9083
  01/01/2013    to  12/31/2013       10.011875         9.962344        128,771.8690
============   ==== ==========       =========        =========        ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.874156        11.912168            933.4894
  01/01/2012    to  12/31/2012       11.912168        13.390224            928.7887
  01/01/2013    to  12/31/2013       13.390224        13.307738            924.8209
============   ==== ==========       =========        =========        ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.182436         9.367651         16,351.6918
  01/01/2012    to  12/31/2012        9.367651        10.421339         48,271.6300
  01/01/2013    to  12/31/2013       10.421339        11.723002        514,490.4357
============   ==== ==========       =========        =========        ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987553         1.013297              0.0000
  01/01/2013    to  12/31/2013        1.013297         1.125733        150,160.4206
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.653053         9.938069        345,541.3417
  01/01/2012    to  12/31/2012        9.938069        11.621652        329,593.0562
  01/01/2013    to  12/31/2013       11.621652        10.862041        293,483.9503
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.257726        12.433506      1,350,812.8440
  01/01/2012    to  12/31/2012       12.433506        14.272233      1,133,228.4509
  01/01/2013    to  12/31/2013       14.272233        16.742202      1,061,602.9599
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.505297        14.774818      1,116,852.2692
  01/01/2012    to  12/31/2012       14.774818        15.858800      1,006,520.9270
  01/01/2013    to  12/31/2013       15.858800        14.152398        865,905.2721
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.875661        16.222440      2,022,561.7373
  01/01/2012    to  12/31/2012       16.222440        17.434855      1,851,571.8215
  01/01/2013    to  12/31/2013       17.434855        16.821055      1,530,010.5386
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.641228        16.843308         15,740.1313
  01/01/2012    to  12/31/2012       16.843308        18.285402         15,193.0138
  01/01/2013    to  12/31/2013       18.285402        23.870178         13,574.9735
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       12.257000        12.556481         71,129.6431
  01/01/2012    to  12/31/2012       12.556481        13.764649         96,105.8755
  01/01/2013    to  12/31/2013       13.764649        13.730420        106,240.4896
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.602119        10.737356              0.0000
  01/01/2012    to  12/31/2012       10.737356        10.893314          5,402.4113
  01/01/2013    to  12/31/2013       10.893314        10.230778          1,883.3755
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215398        10.734370         10,394.4291
============   ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010704         1.066315        308,577.9783
  01/01/2013    to  12/31/2013        1.066315         1.154916        654,619.6153
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.845480        11.462321        263,213.3102
  01/01/2012    to  12/31/2012       11.462321        12.721967        273,243.8617
  01/01/2013    to  12/31/2013       12.721967        14.132010        257,319.3886
============   ==== ==========       =========        =========      ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.075998        10.699652        200,266.7385
   01/01/2012                             to  12/31/2012       10.699652        12.105646        177,353.2161
   01/01/2013                             to  12/31/2013       12.105646        14.059551        155,485.4216
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       40.975615        45.170832        591,080.3368
   01/01/2012                             to  12/31/2012       45.170832        52.415371        505,469.5115
   01/01/2013                             to  12/31/2013       52.415371        68.971868        452,145.4821
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.223443         9.894490      1,293,355.5227
   01/01/2012                             to  12/31/2012        9.894490        11.063337      1,134,975.7750
   01/01/2013                             to  12/31/2013       11.063337        14.862995      1,028,322.2309
=============                            ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.603732        15.549747      1,244,250.2621
   01/01/2012                             to  12/31/2012       15.549747        18.044960      1,010,699.8369
   01/01/2013                             to  12/31/2013       18.044960        23.509085        883,845.7660
=============                            ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.796888        15.115190        163,425.3883
=============                            ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.242205         7.514062        136,075.5836
   01/01/2012                             to  12/31/2012        7.514062         8.679548        127,225.9280
   01/01/2013                             to  04/26/2013        8.679548         8.994758              0.0000
=============                            ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       15.718005        15.896561         39,673.0290
   01/01/2012                             to  12/31/2012       15.896561        16.195277         36,825.3083
   01/01/2013                             to  12/31/2013       16.195277        15.520773         24,784.1741
=============                            ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.193910        10.155273      1,263,372.1225
   01/01/2012                             to  12/31/2012       10.155273         9.988177      1,079,350.6332
   01/01/2013                             to  12/31/2013        9.988177         9.824719        942,478.9489
=============                            ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       10.818062        11.831530      2,063,281.4749
   01/01/2012                             to  12/31/2012       11.831530        13.115000      1,797,494.5240
   01/01/2013                             to  12/31/2013       13.115000        17.225755      1,590,446.0032
=============                            ==== ==========       =========        =========      ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.687034        17.478966        144,370.8124
=============                            ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.581193        12.979302        200,521.7353
   01/01/2012                             to  12/31/2012       12.979302        13.534252        178,642.0896
   01/01/2013                             to  04/26/2013       13.534252        14.592475              0.0000
=============                            ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.419304        11.879673        988,342.2311
   01/01/2012                             to  12/31/2012       11.879673        13.502034      1,937,479.1408
   01/01/2013                             to  12/31/2013       13.502034        18.159587      1,700,321.5416
=============                            ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.039173         7.434600        126,575.3673
   01/01/2012                             to  12/31/2012        7.434600         8.239005        113,734.1583
   01/01/2013                             to  04/26/2013        8.239005         8.847142              0.0000
=============                            ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.891225        14.179556      1,098,474.2262
   01/01/2012                             to  12/31/2012       14.179556        15.561525        922,366.7860
   01/01/2013                             to  12/31/2013       15.561525        20.895389        842,265.5324
=============                            ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.117863        14.128534         22,078.1006
   01/01/2012                             to  12/31/2012       14.128534        16.384184         17,666.9102
   01/01/2013                             to  12/31/2013       16.384184        20.564521         29,222.3590
=============                            ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.625731        16.065053          9,969.6013
   01/01/2012                             to  12/31/2012       16.065053        18.529086          8,479.9269
   01/01/2013                             to  12/31/2013       18.529086        24.195498         13,737.9080
=============                            ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.706630        11.654879      1,230,637.7469
   01/01/2012                             to  12/31/2012       11.654879        13.231815      1,155,970.9841
   01/01/2013                             to  12/31/2013       13.231815        17.141038      1,039,069.1187
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.211505        21.243229         72,137.0759
=============                            ==== ==========       =========        =========      ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.972620         8.646988        118,095.6921
   01/01/2012                             to  12/31/2012        8.646988         9.688314        132,449.8123
   01/01/2013                             to  04/26/2013        9.688314        10.604251              0.0000
=============                            ==== ==========       =========        =========        ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       10.425254        10.533011          1,913.4036
   01/01/2012                             to  12/31/2012       10.533011        12.218310          3,495.4537
   01/01/2013                             to  12/31/2013       12.218310        14.594792          7,174.3472
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       16.035819        19.991446        400,167.7423
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       13.005133        14.194208        521,137.8097
   01/01/2012                             to  12/31/2012       14.194208        14.698643        461,962.5126
   01/01/2013                             to  04/26/2013       14.698643        15.924716              0.0000
=============                            ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.220124        16.040482         14,019.9739
   01/01/2012                             to  12/31/2012       16.040482        18.292316         16,590.4872
   01/01/2013                             to  12/31/2013       18.292316        24.852244         38,474.9412
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       41.020248        51.708229        107,534.1052
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        5.952647         5.986033        639,629.6640
   01/01/2012                             to  12/31/2012        5.986033         6.601045        571,351.2899
   01/01/2013                             to  04/26/2013        6.601045         6.897369              0.0000
=============                            ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.698440        15.337245            310.0731
   01/01/2012                             to  12/31/2012       15.337245        15.473865            308.4450
   01/01/2013                             to  12/31/2013       15.473865        16.857599            306.9835
=============                            ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       17.189274        17.280596        544,529.0869
   01/01/2012                             to  12/31/2012       17.280596        17.514328        415,049.8305
   01/01/2013                             to  12/31/2013       17.514328        17.071751        351,807.6241
=============                            ==== ==========       =========        =========        ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.992364        10.590647        2,204,248.7187
  01/01/2012    to  12/31/2012       10.590647        12.160401        1,852,048.7886
  01/01/2013    to  12/31/2013       12.160401        15.490933        1,645,494.8528
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.869121        11.359161       10,865,202.8923
  01/01/2012    to  12/31/2012       11.359161        12.728775        9,785,540.5006
  01/01/2013    to  12/31/2013       12.728775        14.951838        8,843,397.9198
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.527636        11.915859        2,071,229.5478
  01/01/2012    to  12/31/2012       11.915859        12.998689        1,888,641.7417
  01/01/2013    to  12/31/2013       12.998689        13.946884        1,392,031.3223
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.433363        11.001334       10,341,720.9605
  01/01/2012    to  12/31/2012       11.001334        12.521385        9,561,677.4265
  01/01/2013    to  12/31/2013       12.521385        15.508286        8,786,674.2764
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        8.705670         9.287285          283,205.0557
  01/01/2012    to  12/31/2012        9.287285        10.607388          279,143.4017
  01/01/2013    to  04/26/2013       10.607388        11.410352                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.316483        11.756922        4,969,076.3527
  01/01/2012    to  12/31/2012       11.756922        12.996773        4,745,072.8113
  01/01/2013    to  12/31/2013       12.996773        14.602732        4,359,246.8374
============   ==== ==========       =========        =========       ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.416510         9.713095        5,671,057.1241
  01/01/2012    to  12/31/2012        9.713095        10.506265        7,885,757.5088
  01/01/2013    to  12/31/2013       10.506265        11.474744        7,558,395.9363
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.040363         9.422832       15,174,256.5760
  01/01/2012    to  12/31/2012        9.422832        10.511129       14,559,008.3347
  01/01/2013    to  12/31/2013       10.511129        12.242973       13,341,702.2998
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.287758         8.724143       10,335,102.1630
  01/01/2012    to  12/31/2012        8.724143         9.957163        9,598,131.9531
  01/01/2013    to  12/31/2013        9.957163        12.241176        9,920,133.1742
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.069396         8.547889        3,779,309.3913
  01/01/2012    to  12/31/2012        8.547889         9.861290        3,496,682.2292
  01/01/2013    to  12/31/2013        9.861290        12.576555        3,014,569.2270
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.550940         9.885409        6,888,105.6463
  01/01/2012    to  12/31/2012        9.885409        10.765856        6,344,947.1232
  01/01/2013    to  12/31/2013       10.765856        12.009466        5,941,123.4244
============   ==== ==========       =========        =========       ===============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.185683        10.579250        6,276,133.2224
  01/01/2012    to  12/31/2012       10.579250        11.492134       11,347,962.7076
  01/01/2013    to  12/31/2013       11.492134        10.909788        8,044,991.6999
============   ==== ==========       =========        =========       ===============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.257733         9.545976        9,031,805.4922
  01/01/2012    to  12/31/2012        9.545976        10.236873       11,694,984.7966
  01/01/2013    to  12/31/2013       10.236873        11.096263       11,047,910.5106
============   ==== ==========       =========        =========       ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       18.762587        19.861185          870,932.7152
  01/01/2012    to  12/31/2012       19.861185        22.743320          981,519.8349
  01/01/2013    to  12/31/2013       22.743320        24.434687          830,339.2561
============   ==== ==========       =========        =========       ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.125493        12.926451          700,323.8114
  01/01/2012    to  12/31/2012       12.926451        16.002101          679,389.0126
  01/01/2013    to  12/31/2013       16.002101        16.282017          613,726.2284
============   ==== ==========       =========        =========       ===============

                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.841953         7.417176        2,092,369.8231
   01/01/2012                             to  12/31/2012        7.417176         8.636667        1,876,364.4859
   01/01/2013                             to  12/31/2013        8.636667        12.357081        2,349,066.1444
=============                            ==== ==========      ==========       ==========       ===============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011      123.293609       127.724425           16,857.9907
   01/01/2012                             to  12/31/2012      127.724425       153.754409           22,053.2380
   01/01/2013                             to  12/31/2013      153.754409       194.579444           26,499.0277
=============                            ==== ==========      ==========       ==========       ===============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.799172        13.964054        1,012,675.9693
   01/01/2012                             to  12/31/2012       13.964054        16.206485          904,895.6265
   01/01/2013                             to  12/31/2013       16.206485        21.125154          789,284.0815
=============                            ==== ==========      ==========       ==========       ===============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.257435        16.275690        2,315,908.7036
   01/01/2012                             to  12/31/2012       16.275690        20.670059        2,030,456.0944
   01/01/2013                             to  12/31/2013       20.670059        26.504545        1,937,964.8981
=============                            ==== ==========      ==========       ==========       ===============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010655         1.045471       13,589,493.2558
   01/01/2013                             to  12/31/2013        1.045471         1.046454       15,261,092.5902
=============                            ==== ==========      ==========       ==========       ===============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        9.012745         9.777703          958,064.8916
   01/01/2012                             to  12/31/2012        9.777703        11.386622        1,057,626.4723
   01/01/2013                             to  12/31/2013       11.386622        15.149305        1,014,461.6831
=============                            ==== ==========      ==========       ==========       ===============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       20.804082        23.144786          209,167.5949
   01/01/2012                             to  12/31/2012       23.144786        26.083594          169,738.4607
   01/01/2013                             to  12/31/2013       26.083594        33.398816          144,128.0560
=============                            ==== ==========      ==========       ==========       ===============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.769532        14.967924          864,736.8237
   01/01/2012                             to  12/31/2012       14.967924        17.388169          784,137.3610
   01/01/2013                             to  12/31/2013       17.388169        23.951394          745,938.6184
=============                            ==== ==========      ==========       ==========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.037623        10.474723        2,046,645.1401
=============                            ==== ==========      ==========       ==========       ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND
 SUB-ACCOUNT (CLASS C))
  10/07/2011    to  12/31/2011       10.532360        10.665052        2,868,667.9830
  01/01/2012    to  12/31/2012       10.665052        10.994233        2,799,901.7734
  01/01/2013    to  04/26/2013       10.994233        10.965528                0.0000
============   ==== ==========       =========        =========       ===============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012709         1.047513        5,781,678.2976
  01/01/2013    to  12/31/2013        1.047513         1.142433       17,565,443.6952
============   ==== ==========       =========        =========       ===============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.778842        12.422254          897,186.6595
  01/01/2012    to  12/31/2012       12.422254        14.272304          804,009.2089
  01/01/2013    to  12/31/2013       14.272304        16.426933          684,376.7472
============   ==== ==========       =========        =========       ===============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       22.011468        23.282932        1,012,934.5142
  01/01/2012    to  12/31/2012       23.282932        25.838916          968,505.0569
  01/01/2013    to  12/31/2013       25.838916        27.416616          912,244.2604
============   ==== ==========       =========        =========       ===============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.955235        10.223228          416,310.5234
  01/01/2012    to  12/31/2012       10.223228        10.781338          538,503.6132
  01/01/2013    to  12/31/2013       10.781338        11.000723          617,200.0755
============   ==== ==========       =========        =========       ===============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.703836         9.743895          174,811.0396
  01/01/2012    to  12/31/2012        9.743895         9.995045          363,101.3683
  01/01/2013    to  12/31/2013        9.995045         9.935655        1,084,378.0769
============   ==== ==========       =========        =========       ===============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.845243        11.880428          123,804.7905
  01/01/2012    to  12/31/2012       11.880428        13.341128           79,334.4361
  01/01/2013    to  12/31/2013       13.341128        13.245689           77,744.4143
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.178356         9.361335        8,615,631.3042
  01/01/2012    to  12/31/2012        9.361335        10.403852       11,258,006.2754
  01/01/2013    to  12/31/2013       10.403852        11.691635       14,685,723.6325
============   ==== ==========       =========        =========       ===============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987526         1.013133           14,859.1060
  01/01/2013    to  12/31/2013        1.013133         1.124426        4,035,944.2235
============   ==== ==========       =========        =========       ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.600578         9.881769        1,629,712.7032
  01/01/2012    to  12/31/2012        9.881769        11.544206        1,554,775.7798
  01/01/2013    to  12/31/2013       11.544206        10.778868        1,596,472.0004
============   ==== ==========       =========        =========       ===============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.144485        12.315804        1,451,252.3352
  01/01/2012    to  12/31/2012       12.315804        14.122923        1,356,246.8699
  01/01/2013    to  12/31/2013       14.122923        16.550500        1,220,678.8154
============   ==== ==========       =========        =========       ===============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.383383        14.647270        3,925,981.3901
  01/01/2012    to  12/31/2012       14.647270        15.706100        3,926,677.4296
  01/01/2013    to  12/31/2013       15.706100        14.002111        3,292,234.6182
============   ==== ==========       =========        =========       ===============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.729057        16.068936        7,781,167.3270
  01/01/2012    to  12/31/2012       16.068936        17.252528        7,561,249.3533
  01/01/2013    to  12/31/2013       17.252528        16.628506        6,568,373.0291
============   ==== ==========       =========        =========       ===============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.367074        16.544278           60,241.1375
  01/01/2012    to  12/31/2012       16.544278        17.942723           67,625.4960
  01/01/2013    to  12/31/2013       17.942723        23.399440           73,838.0464
============   ==== ==========       =========        =========       ===============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       12.217315        12.512948          452,133.2416
  01/01/2012    to  12/31/2012       12.512948        13.703146          436,101.8418
  01/01/2013    to  12/31/2013       13.703146        13.655406          421,354.7081
============   ==== ==========       =========        =========       ===============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.597416        10.730125        1,867,594.4204
  01/01/2012    to  12/31/2012       10.730125        10.875038        2,787,496.6231
  01/01/2013    to  12/31/2013       10.875038        10.203401        1,546,251.6604
============   ==== ==========       =========        =========       ===============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215119        10.726847          285,431.0588
============   ==== ==========       =========        =========       ===============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010688         1.065582        6,185,048.1704
  01/01/2013    to  12/31/2013        1.065582         1.152969       15,375,194.1818
============   ==== ==========       =========        =========       ===============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.780347        11.390862        3,418,486.3701
  01/01/2012    to  12/31/2012       11.390862        12.629955        3,190,895.8286
  01/01/2013    to  12/31/2013       12.629955        14.015779        2,715,902.3492
============   ==== ==========       =========        =========       ===============

                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.015478        10.632939        2,207,831.6137
   01/01/2012                             to  12/31/2012       10.632939        12.018082        2,284,146.2814
   01/01/2013                             to  12/31/2013       12.018082        13.943906        2,271,589.9336
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       40.596963        44.743119          635,043.3189
   01/01/2012                             to  12/31/2012       44.743119        51.866902          590,548.9292
   01/01/2013                             to  12/31/2013       51.866902        68.181976          576,258.1376
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.138223         9.800815        3,511,330.1040
   01/01/2012                             to  12/31/2012        9.800815        10.947584        3,188,985.7697
   01/01/2013                             to  12/31/2013       10.947584        14.692799        2,834,434.2261
=============                            ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.466471        15.400050        1,745,938.9641
   01/01/2012                             to  12/31/2012       15.400050        17.853291        1,477,939.5884
   01/01/2013                             to  12/31/2013       17.853291        23.236144        1,236,327.3402
=============                            ==== ==========       =========        =========        ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       12.042406        13.184184        1,426,311.2961
=============                            ==== ==========       =========        =========        ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.217205         7.486399        2,632,595.1694
   01/01/2012                             to  12/31/2012        7.486399         8.638908        2,334,416.1737
   01/01/2013                             to  04/26/2013        8.638908         8.949795                0.0000
=============                            ==== ==========       =========        =========        ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       15.516277        15.688931          468,494.1809
   01/01/2012                             to  12/31/2012       15.688931        15.967684          558,690.0426
   01/01/2013                             to  12/31/2013       15.967684        15.287359          578,517.1887
=============                            ==== ==========       =========        =========        ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.099760        10.059165        7,458,604.0332
   01/01/2012                             to  12/31/2012       10.059165         9.883705        5,071,405.9321
   01/01/2013                             to  12/31/2013        9.883705         9.712238        4,624,974.0332
=============                            ==== ==========       =========        =========        ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       10.718129        11.719538        4,247,790.9302
   01/01/2012                             to  12/31/2012       11.719538        12.977808        3,639,505.8002
   01/01/2013                             to  12/31/2013       12.977808        17.028538        3,085,462.6997
=============                            ==== ==========       =========        =========        ==============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.555344        17.310581        397,566.6573
=============                            ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.487876        12.880067        547,371.3652
   01/01/2012                             to  12/31/2012       12.880067        13.417273        476,470.8879
   01/01/2013                             to  04/26/2013       13.417273        14.461751              0.0000
=============                            ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.311962        11.765296      1,571,504.4441
   01/01/2012                             to  12/31/2012       11.765296        13.358605      2,574,947.6990
   01/01/2013                             to  12/31/2013       13.358605        17.948732      2,333,821.9085
=============                            ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.011485         7.403653        476,446.3291
   01/01/2012                             to  12/31/2012        7.403653         8.196467        371,920.3657
   01/01/2013                             to  04/26/2013        8.196467         8.798666              0.0000
=============                            ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.772095        14.045289      1,191,623.4151
   01/01/2012                             to  12/31/2012       14.045289        15.398682      1,062,669.8414
   01/01/2013                             to  12/31/2013       15.398682        20.656077        909,699.7145
=============                            ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.076453        14.083849        248,471.2541
   01/01/2012                             to  12/31/2012       14.083849        16.315960        207,967.0234
   01/01/2013                             to  12/31/2013       16.315960        20.458437        221,011.9658
=============                            ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.461856        15.881398        128,276.6954
   01/01/2012                             to  12/31/2012       15.881398        18.298861        139,688.8559
   01/01/2013                             to  12/31/2013       18.298861        23.871000        261,800.7353
=============                            ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.600073        11.536230      2,110,295.5522
   01/01/2012                             to  12/31/2012       11.536230        13.083956      2,382,117.3539
   01/01/2013                             to  12/31/2013       13.083956        16.932566      2,384,393.9986
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.944162        20.917289        503,095.1085
=============                            ==== ==========       =========        =========      ==============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.945102         8.615160        786,464.9821
   01/01/2012                             to  12/31/2012        8.615160         9.642956        713,257.6515
   01/01/2013                             to  04/26/2013        9.642956        10.551252              0.0000
=============                            ==== ==========       =========        =========      ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       10.291389        10.395367        235,818.5508
   01/01/2012                             to  12/31/2012       10.395367        12.046530        216,782.3733
   01/01/2013                             to  12/31/2013       12.046530        14.375224        363,515.0324
=============                            ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.851452        19.748305        402,766.1674
=============                            ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.875703        14.049713        482,948.0700
   01/01/2012                             to  12/31/2012       14.049713        14.534389        427,820.6872
   01/01/2013                             to  04/26/2013       14.534389        15.741755              0.0000
=============                            ==== ==========       =========        =========      ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.037523        15.830866        164,138.9444
   01/01/2012                             to  12/31/2012       15.830866        18.035140        207,293.7913
   01/01/2013                             to  12/31/2013       18.035140        24.478371        266,413.3726
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       40.173489        50.606759        195,444.0182
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        5.897651         5.929364      1,394,267.7186
   01/01/2012                             to  12/31/2012        5.929364         6.531984      1,103,095.6420
   01/01/2013                             to  04/26/2013        6.531984         6.823038              0.0000
=============                            ==== ==========       =========        =========      ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.655312        15.288720        238,477.2294
   01/01/2012                             to  12/31/2012       15.288720        15.409403        244,334.6116
   01/01/2013                             to  12/31/2013       15.409403        16.770589        187,660.2236
=============                            ==== ==========       =========        =========      ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.900459        16.986337        689,015.3491
   01/01/2012                             to  12/31/2012       16.986337        17.198787        610,046.0423
   01/01/2013                             to  12/31/2013       17.198787        16.747425        537,936.8763
=============                            ==== ==========       =========        =========      ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.923333        10.515063        6,261,087.1205
  01/01/2012    to  12/31/2012       10.515063        12.061485        5,606,319.8885
  01/01/2013    to  12/31/2013       12.061485        15.349577        5,575,504.0722
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.794050        11.278110       53,830,140.2053
  01/01/2012    to  12/31/2012       11.278110        12.625255       49,469,018.7129
  01/01/2013    to  12/31/2013       12.625255        14.815420       46,086,627.2914
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.448031        11.830850       16,592,336.7208
  01/01/2012    to  12/31/2012       11.830850        12.892990       15,754,783.9479
  01/01/2013    to  12/31/2013       12.892990        13.819648       11,939,087.0285
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.361291        10.922825       55,720,605.5803
  01/01/2012    to  12/31/2012       10.922825        12.419539       50,881,185.5886
  01/01/2013    to  12/31/2013       12.419539        15.366779       50,261,141.0705
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        8.675627         9.253106        3,758,850.3330
  01/01/2012    to  12/31/2012        9.253106        10.557734        3,604,520.1753
  01/01/2013    to  04/26/2013       10.557734        11.353330                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.238331        11.673042       22,281,647.5233
  01/01/2012    to  12/31/2012       11.673042        12.891083       20,830,452.2319
  01/01/2013    to  12/31/2013       12.891083        14.469509       18,712,679.6285
============   ==== ==========       =========        =========       ===============

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.